Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related party transactions

Steven Rotman is the father of Gregory Rotman, President of the Company, and Richard Rotman, Vice-President/Secretary of the Company. The Company pays rent, as a tenant at will, to a company in which Steven Rotman is a shareholder. Monthly payments under this arrangement are approximately $2,500.